UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08795

                          CONSECO STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          11825 N. Pennsylvania Street
                                Carmel, IN 46032
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Audrey L. Kurzawa, Treasurer
                          11825 N. Pennsylvania Street
                                Carmel, IN 46032
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-825-1530

                     Date of fiscal year end: JUNE 30, 2003

                     Date of reporting period: JUNE 30, 2003



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders.


                                                                  [Conseco Logo]
                                                                      CONSECO(R)
                                                                     Step up(sm)



                                                   CONSECO STRATEGIC INCOME FUND


                                                                   June 30, 2003

                                                                   Annual Report

CONSECO STRATEGIC INCOME FUND                          Annual Shareholder Report
--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REVIEW                                         June 30, 2003


HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

   For the year ended June 30, 2003, the Conseco Strategic Income Fund returned 45.80% based on share price and the reinvestment of dividends. This compares favorably with the 22.20% return on the benchmark Merrill Lynch High Yield Master II Index over the same period.(1)

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

   The positive performance variance was driven by our fundamental research process allowing us to take advantage of the market dislocation that occurred between June 2002 and October 2002 in the crossover sector of the market. In addition, the Fund took advantage of oversold levels in the Telecom, Cable, and Media sectors where we believed that solid management teams and/or leading market positions would allow those companies to manage through the difficult capital market conditions. Additionally, the use of leverage positively impacted performance for the twelve-month period ended June 30, 2003.

WHICH PORTFOLIO HOLDINGS ENHANCED THE FUND'S PERFORMANCE?

   For the twelve months ended June 30, 2003, Fund performance benefited greatly from investing in higher quality credits that were trading at extremely attractive levels relative to the high yield universe. These included names such as Sprint, Tyco, AOL Time Warner, and Qwest. While many of these names were facing legitimate concerns surrounding corporate governance or accounting issues during the latter part of 2002, our fundamental research process enabled us to take advantage of the temporary market dislocation that occurred in these securities. All of these bonds have rallied significantly from the lows witnessed in October 2002. In addition to these "fallen angels," Nextel, Crown Castle, and Charter contributed positively to performance.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   For the twelve months ended June 30, 2003, the Fund was most negatively impacted by its exposure to the airline sector, which continues to be plagued by bankruptcies, overcapacity, and weak demand. While we were meaningfully underweight the sector in general, the exposure to Delta and US Air still contributed negatively to Fund performance. In addition, Fund performance was negatively affected by the Healthsouth default stemming from allegations of massive fraud and accounting irregularities.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

   As we highlighted in the December 2002 Semi-Annual Shareholder Report, we entered 2003 optimistic about the high yield market and believed that investors could be rewarded with returns in line with historical averages of 8-12%. Given that the Merrill Lynch High Yield Master II Index is already up 17.88% for the year, it appears that we may have been too conservative. Expectations for an improving economy, coupled with strong fund flows and improving capital markets have combined to drive spreads tighter and bond prices higher. In addition to the spread tightening, bond prices have received the dual benefit of Treasury rates moving materially lower over the past six months. While the high yield market has rallied significantly since December, it remains fairly valued by historical standards, as spreads are still 50-75 basis points cheap to the 20-year average. That said, we have and will continue to take advantage of the rally in the Treasury market and reduce those higher quality securities that no longer offer a compelling risk/return trade-off at current levels. Similarly, we will continue to capitalize on the strength in the lower quality names to reduce riskier credits where we believe the market technicals have gotten ahead of the fundamentals. The proceeds of these sales will be selectively reinvested in the new issue market where, we believe, the majority of opportunity and supply currently exists. As we stated six months ago, the quality of the issuers in the market today is better than we have seen in over five years, largely due to the attrition of many of the over-leveraged business plans that tapped the market in the late 1990's and early 2000's.

Robert L. Cook, CFA
Senior Vice President
Director of Research
Conseco Capital
Management, Inc.

Thomas G. Hauser, CFA
Vice President
Portfolio Manager
Conseco Capital
Management, Inc.

-------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes. The Merrill Lynch High Yield Master II Index is an unmanaged, market capitalization weighted index of all domestic and yankee high yield bonds.

--------------------------------------------------------------------------------
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003

    SHARES OR
 PRINCIPAL AMOUNT                                                                                                        VALUE
-----------------                                                                                                        -----
CORPORATE BONDS (122.4% OF NET ASSETS) (a)

AMUSEMENT AND RECREATION SERVICES (5.9%)

$  725,000   Boca Resorts, Inc., 9.875%, due 04/15/2009 (g)........................................................   $   784,813
   875,000   Six Flags, Inc., 8.875%, due 02/01/2010 (g)...........................................................       844,375
   525,000   Six Flags, Inc., 9.750%, due 04/15/2013, (b) Cost--$525,000; Acquired--04/09/2003.....................       522,375
   740,000   Trump Atlantic City Associates, 11.250%, due 05/01/2006 (g)...........................................       584,600
   825,000   Vail Resorts, Inc., 8.750%, due 05/15/2009 (g)........................................................       866,250
   480,000   Venetian Casino, 11.000%, due 06/15/2010 (g)..........................................................       543,600
                                                                                                                      -----------
                                                                                                                        4,146,013
                                                                                                                      -----------
APPAREL AND OTHER FINISHED PRODUCTS (2.7%)

   750,000   Levi Strauss & Co., 12.250%, due 12/15/2012 (g).......................................................       628,125
   280,000   Oxford Industries, Inc., 8.875%, due 06/01/2011, (b) Cost--$278,046; Acquired--05/06/2003.............       295,400
   580,000   Phillips Van-Heusen Corp., 8.125%, due 05/01/2013, (b) Cost--$580,000; Acquired--04/30/2003...........       598,125
   325,000   Warnaco, Inc., 8.875%, due 06/15/2013, (b) Cost--$325,000; Acquired--06/05/2003.......................       338,000
                                                                                                                      -----------
                                                                                                                        1,859,650
                                                                                                                      -----------
BUILDING CONSTRUCTION, GENERAL CONTRACTORS AND OPERATIVE BUILDERS (0.8%)

   515,000   D.R. Horton, Inc., 8.500%, due 04/15/2012.............................................................       581,950
                                                                                                                      -----------
BUSINESS SERVICES (3.1%)

   470,000   H&E Equipment, 11.125%, due 06/15/2012 (g)............................................................       415,950
   950,000   RH Donnelley Finance Corp., 10.875%, due 12/15/2012, (b) Cost--$950,000; Acquired--11/26/2002 (g).....     1,111,500
   595,000   Universal Hospital Services, Inc., 10.250%, due 03/01/2008 (g)........................................       615,825
                                                                                                                      -----------
                                                                                                                        2,143,275
                                                                                                                      -----------
CABLE AND OTHER PAY TELEVISION SERVICES (6.7%)

   500,000   Charter Communications Holdings LLC, 11.125%, due 01/15/2011 .........................................       390,000
 2,280,000   Charter Communications Holdings LLC, STEP (c) 0.000%/13.500%, due 01/15/2011 (g)......................     1,197,000
   550,000   CSC Holdings, Inc., 10.500%, due 05/15/2016 (g).......................................................       602,250
   915,000   DirectTV Holdings, 8.375%, due 03/15/2013, (b) Cost--$915,000; Acquired--02/25/2003 (g)...............     1,024,800
 1,215,000   Insight Communications Co., Inc., STEP (c) 0.000%/12.250%, due 02/15/2011 (g).........................     1,014,525
   415,000   Quebecor Media, Inc., 11.125%, due 07/15/2011 (g).....................................................       477,250
                                                                                                                      -----------
                                                                                                                        4,705,825
                                                                                                                      -----------
CHEMICALS AND ALLIED PRODUCTS (7.5%)

   440,000   Ethyl Corp., 8.875%, due 05/01/2010, (b) Cost--$440,000; Acquired--04/15/2003.........................       451,000
   363,000   HMP Equity Holdings Corp., 0.000%, due 05/15/2008, (b) Cost--$176,019; Acquired--04/30/2003 (h).......       185,130
   345,000   Huntsman ICI Chemicals, 10.125%, due 07/01/2009 (g)...................................................       332,925
   150,000   Huntsman International LLC,  9.875%, due 03/01/2009, (b) Cost--$157,858; Acquired--04/03/2003.........       156,750
   525,000   Lyondell Chemical Co., 10.875%, due 05/01/2009 (g) ...................................................       490,875
   515,000   Lyondell Chemical Co., 11.125%, due 07/15/2012 (g)....................................................       530,450
   580,000   Polyone Corp., 10.625%, due 05/15/2010, (b) Cost--$580,000; Acquired--04/30/2003......................       568,400
   690,000   Solutia, Inc., 11.250%, due 07/15/2009 (g) ...........................................................       600,300
   155,000   Solutia, Inc., 6.720%, due 10/15/2037.................................................................       124,775
   405,000   Terra Capital, Inc., 12.875%, due 10/15/2008 (g)......................................................       433,350
 1,135,000   Terra Capital, Inc., 11.500%, due 06/01/2010, (b) Cost--$1,128,380; Acquired--05/16/2003 (g)..........     1,049,875
   320,000   Witco Corp., 6.875%, due 02/01/2026...................................................................       278,400
                                                                                                                      -----------
                                                                                                                        5,202,230
                                                                                                                      -----------



   The accompanying notes are an integral part of these financial statements.

                                                              2003 Annual Report
--------------------------------------------------------------------------------

                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003

    SHARES OR
 PRINCIPAL AMOUNT                                                                                                        VALUE
-----------------                                                                                                        -----
COMMUNICATIONS SERVICES (6.5%)

$  800,000   American Tower Corp., 5.000%, due 02/15/2010 (g) .....................................................   $   688,000
   480,000   Crown Castle International Corp., STEP (c) 0.000%/11.250%, due 08/01/2011 ............................       463,200
 1,080,000   Echostar DBS Corp., 9.375%, due 02/01/2009 (g)........................................................     1,156,950
   440,000   Rogers Wireless, Inc., 9.625%, due 05/01/2011.........................................................       508,200
   560,000   Spectrasite, Inc., 8.250%, due 05/15/2010, (b) Cost--$561,050; Acquired--05/16/2003 and 05/19/2003 ...       585,200
 1,000,000   Vivendi Universal, 9.250%, due 04/15/2010, (b) Cost--$1,000,000; Acquired--04/03/2003 (g).............     1,142,500
                                                                                                                      -----------
                                                                                                                        4,544,050
                                                                                                                      -----------
EATING AND DRINKING PLACES (1.0%)

   695,000   Denny's Corp. 11.250%, due 01/15/2008 (g).............................................................       538,625
   155,000   Dominos, Inc., 8.250%, due 07/01/2011, (b) Cost--$153,887; Acquired--06/18/2003.......................       160,812
                                                                                                                      -----------
                                                                                                                          699,437
                                                                                                                      -----------
ELECTRIC, GAS, AND SANITARY SERVICES (5.6%)

   630,000   Allied Waste North America, Series B, 7.875%, due 01/01/2009 (g) ....................................        662,288
   600,000   Browning-Ferris, 7.400%, due 09/15/2035 (g)...........................................................       555,000
   285,000   El Paso Production Holdings, 7.750%, due 06/01/2013, (b) Cost--$285,000; Acquired--05/20/2003.........       285,712
   320,000   MSW Energy Holdings, 8.500%, due 09/01/2010, (b) Cost--$320,000; Acquired--06/11/2003.................       330,400
   640,000   PG&E Corp., 6.875%, due 07/15/2008, (b) Cost--$640,000; Acquired--06/27/2003..........................       664,000
   910,000   Southern Natural Gas, 8.875%, due 03/15/2010, (b) Cost--$898,772; Acquired--02/28/2003 (g)............       996,450
   250,000   Transcontinental Gas Pipe Corp., Series B, 7.000%, due 08/15/2011.....................................       257,500
   160,000   Williams Companies, Inc., 8.625%, due 06/01/2010......................................................       168,000
                                                                                                                      -----------
                                                                                                                        3,919,350
                                                                                                                      -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (12.6%)

   550,000   Alamosa Delaware, Inc., 13.625%, due 08/15/2011 (g) ..................................................       464,750
 1,320,000   Alamosa PCS Holdings, Inc., STEP (c) 0.000%/12.875%, due 02/15/2010 (g)...............................       772,200
 1,530,000   Celestica, Inc., 0.000%, due 08/01/2020 (g)(h) .......................................................       807,075
   850,000   IPC Acquisition Corp., 11.500%, due 12/15/2009 (g)....................................................       905,250
   620,000   Nortel Networks Ltd., 6.125%, due 02/15/2006 (g)......................................................       604,500
   790,000   Sanmina-Sci Corp., 10.375%, due 01/15/2010, (b) Cost--$790,000; Acquired--12/18/2002 (g)..............       884,800
 1,013,000   Solectron Corp., 0.000%, due 11/20/2020 (h)...........................................................       567,280
   488,000   Telecorp PCS, Inc., 10.625%, due 07/15/2010 (g) ......................................................       591,700
 1,127,000   Telecorp PCS, Inc., STEP (c) 0.000%/11.625%, due 04/15/2009 (g) ......................................     1,172,080
 1,875,000   Tyco International Group, 6.375%, due 10/15/2011 (g)..................................................     1,987,500
                                                                                                                      -----------
                                                                                                                        8,757,135
                                                                                                                      -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND TRANSPORTATION EQUIPMENT (1.0%)

   820,000   Park-Ohio Industries, Inc., 9.250%, due 12/01/2007 (g) ...............................................       701,100
                                                                                                                      -----------
FOOD AND KINDRED PRODUCTS (1.8%)

   870,000   Eagle Family Foods Co., Series B, 8.750%, due 01/15/2008 (g) .........................................       595,950
   310,000   Le-Nature's, Inc., 9.000%,  due 06/15/2013, (b) Cost--$310,000; Acquired--06/18/2003 .................       320,850
   320,000   Merisant Co., 9.500%, due 07/15/2013, (b) Cost--$320,000; Acquired--06/27/2003........................       332,800
                                                                                                                      -----------
                                                                                                                        1,249,600
                                                                                                                      -----------
FOREIGN GOVERNMENTS (0.4%)

   320,000   Federative Republic of Brazil, 10.250%, due 06/17/2013 ...............................................       306,400
                                                                                                                      -----------



   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003

    SHARES OR
 PRINCIPAL AMOUNT                                                                                                        VALUE
-----------------                                                                                                        -----
GENERAL MERCHANDISE STORES (0.6%)

$  430,000   JC Penny Co., Inc., 8.000%, due 03/01/2010............................................................   $   452,575
                                                                                                                      -----------
HEALTH SERVICES (5.4%)

   590,000   HCA, Inc., 6.950%, due 05/01/2012.....................................................................       629,788
   430,000   HealthSouth Corp., 8.500%, due 02/01/2008 (e)(f)(g) ..................................................       339,700
   540,000   HealthSouth Corp., 10.750%, due 10/01/2008 (e)(f)(g) .................................................       283,500
   345,000   Matria HealthCare, Series B, 11.000%, 05/01/2008......................................................       355,350
   590,000   Res-Care, Inc., 10.625%, due 11/15/2008 (g) .........................................................        557,550
   795,000   Tenet HealthCare Corp., 6.500%, due 06/01/2012........................................................       741,338
   875,000   Tenet HealthCare Corp., 7.375%, due 02/01/2013........................................................       848,750
                                                                                                                      -----------
                                                                                                                        3,755,976
                                                                                                                      -----------
HOTELS, OTHER LODGING PLACES (4.2%)

   750,000   Host Marriott LP, 9.500%, due 01/15/2007 (g)..........................................................       810,000
   640,000   Park Place Entertainment Corp., 8.125%, due 05/15/2011................................................       705,600
   750,000   RFS Partnership LP, 9.750%, due 03/01/2012 (g)........................................................       761,250
   660,000   Starwood Hotels & Resorts, 7.375%, due 11/15/2015.....................................................       685,575
                                                                                                                      -----------
                                                                                                                        2,962,425
                                                                                                                      -----------
INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (3.4%)

 1,135,000   Cummins Engine, Inc., 5.650%, due 03/01/2098 (g)......................................................       785,988
   340,000   Rexnord Corp., 10.125%, due 12/15/2012................................................................       375,700
   505,000   Terex Corp., Series B, 10.375%, due 04/01/2011........................................................       560,550
   660,000   Unova, Inc., 7.000%, due 03/15/2008...................................................................       617,925
                                                                                                                      -----------
                                                                                                                        2,340,163
                                                                                                                      -----------
INSURANCE CARRIERS (1.0%)

   810,000   Fairfax Financial Holdings Ltd., 7.375%, due 04/15/2018 (g) ..........................................       712,800
                                                                                                                      -----------
LEATHER AND LEATHER PRODUCTS (1.0%)

   690,000   Samsonite Corp., 10.750%, due 06/15/2008..............................................................       708,975
                                                                                                                      -----------
LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (3.3%)

   660,000   Georgia-Pacific Corp., 9.500%, due 12/01/2011 (g) ....................................................       730,125
 1,590,000   Georgia-Pacific Corp., 7.700%, due 06/15/2015 (g) ....................................................     1,538,325
                                                                                                                      -----------
                                                                                                                        2,268,450
                                                                                                                      -----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.4%)

   490,000   Hudson Respiratory Care, Inc., 9.125%, due 04/15/2008.................................................       276,850
                                                                                                                      -----------
MISCELLANEOUS RETAIL (0.7%)

   475,000   Toys R Us, 7.625%, due 08/01/2011 ....................................................................       510,140
                                                                                                                      -----------
MOTION PICTURES (2.7%)

   810,000   Alliance Atlantis Communications, Inc., 13.000%, due 12/15/2009 (g) ..................................       927,450
   755,000   AOL Time Warner, Inc., 9.125%, due 01/15/2013 (g).....................................................       968,932
                                                                                                                      -----------
                                                                                                                        1,896,382
                                                                                                                      -----------
NON-DEPOSITORY CREDIT INSTITUTIONS (1.3%)

   875,000   Ford Motor Credit Co., 7.375%, due 10/28/2009 (g).....................................................       918,661
                                                                                                                      -----------



   The accompanying notes are an integral part of these financial statements.

                                                              2003 Annual Report
--------------------------------------------------------------------------------
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003

    SHARES OR
 PRINCIPAL AMOUNT                                                                                                        VALUE
-----------------                                                                                                        -----
OIL AND GAS EXTRACTION (4.3%)

$  595,000   Citgo Petroleum Corp., 11.375%, due 02/01/2011, (b) Cost--$631,902; Acquired--03/28/2003 and 04/09/2003  $   666,400
   495,000   Dynegy Holdings, Inc., 6.750%, due 12/15/2005.........................................................       470,250
   640,000   Dynegy Holdings, Inc., 7.125%, due 05/15/2018 (g) ....................................................       524,800
   650,000   Houston Exploration Co., 7.000%, due 06/15/2013, (b) Cost--$650,000; Acquired--06/05/2003.............       674,375
   620,000   Pogo Producing Co., Series B, 8.750%, due 05/15/2007..................................................       641,700
                                                                                                                      -----------
                                                                                                                        2,977,525
                                                                                                                      -----------
PAPER AND ALLIED PRODUCTS (1.9%)

   785,000   Mail-Well, Inc., 9.625%, due 03/15/2012 (g)...........................................................       830,138
   440,000   Pliant Corp., 11.125%, due 09/01/2009, (b) Cost--$441,750; Acquired--05/22/2003 and 05/23/2003........       469,700
                                                                                                                      -----------
                                                                                                                        1,299,838
                                                                                                                      -----------
PERSONAL SERVICES (2.3%)

   465,000   Cendant Corp., 7.375%, due 01/15/2013 (g).............................................................       548,700
   720,000   Service Corp. International, 6.875%, due 10/01/2007 (g) ..............................................       716,400
   345,000   Service Corp. International, 6.500%, due 03/15/2008 (g) ..............................................       338,962
                                                                                                                      -----------
                                                                                                                        1,604,062
                                                                                                                      -----------
PETROLEUM REFINING AND RELATED INDUSTRIES (0.7%)

   445,000   Tesoro Petroleum Corp., 8.000%, due 04/15/2008, (b) Cost--$442,387; Acquired--04/07/2003 and 04/09/2003      458,350
                                                                                                                      -----------
PRINTING, PUBLISHING AND ALLIED INDUSTRIES (5.6%)

   210,000   Dex Media East LLC, 9.875%, due 11/15/2009............................................................       235,200
   735,000   Dex Media East LLC, 12.125%, due 11/15/2012 (g).......................................................       872,813
   400,000   Hollinger International Publishing, 9.000%, due 12/15/2010............................................       430,000
   665,000   Houghton Mifflin Co., 8.250%, due 02/01/2011, (b) Cost--$665,000; Acquired--01/24/2003 (g)............       704,900
   275,000   Houghton Mifflin Co., 9.875%, due 02/01/2013, (b) Cost--$272,911; Acquired--01/24/2003................       299,750
   630,000   Moore North American Finance, 7.875%, due 01/15/2011, (b) Cost--$628,185; Acquired--03/11/2003 (g)....       659,925
   655,000   Sun Media Corp., 7.625%, due 02/15/2013...............................................................       700,850
                                                                                                                      -----------
                                                                                                                        3,903,438
                                                                                                                      -----------
RAILROAD TRANSPORTATION (0.9%)

   605,000   TFM SA de CV, 11.750%, due 06/15/2009 ................................................................       618,612
                                                                                                                      -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) (3.7%)

    320,000  Felcor Lodging, 9.500%, due 09/15/2008................................................................       332,000
   595,000   iStar Financial, Inc., 7.000%, due 03/15/2008 (g)....................................................        623,440
   875,000   JDN Realty Corp., 6.950%, due 08/01/2007 (g) .........................................................       976,406
   390,000   Senior Housing Trust, 8.625%, due 01/15/2012 (g) .....................................................       417,300
   245,000   Senior Housing Trust, 7.875%, due 04/15/2015 .........................................................       251,125
                                                                                                                      -----------
                                                                                                                        2,600,271
                                                                                                                      -----------
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (2.7%)

   170,000   Hexcel Corp., 9.875%, due 10/01/2008, (b) Cost--$168,301; Acquired--03/07/2003........................       187,850
   330,000   Hexcel Corp., 9.750%, due 01/15/2009..................................................................       330,000
   320,000   Jacuzzi Brands, Inc., 9.625%, due 07/01/2010, (b) Cost--$320,000; Acquired--06/30/2003................       320,000
   295,000   Owens-Brockway Glass, 7.750%, due 05/15/2011, (b) Cost--$295,000; Acquired--04/29/2003................       313,437
   440,000   Owens-Brockway Glass, 8.250%, due 05/15/2013, (b) Cost--$440,000; Acquired--04/29/2003................       462,000
   295,000   Owens-Illinois, Inc., 7.500%, due 05/15/2010..........................................................       290,575
                                                                                                                      -----------
                                                                                                                        1,903,862
                                                                                                                      -----------



   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003

    SHARES OR
 PRINCIPAL AMOUNT                                                                                                        VALUE
-----------------                                                                                                        -----
TELEPHONE COMMUNICATIONS (11.6%)

$1,390,000   AirGate PCS, Inc., STEP (c) 0.000%/13.500%, due 10/01/2009 (g) .......................................   $   660,250
   875,000   Fairpoint Communications, 12.500%, due 05/01/2010 (g) ................................................       931,875
   515,000   Intermedia Communications, Inc., Series B, 8.600%, due 06/01/2008 (e)(f) .............................       383,675
   340,000   Madison River Capital LLC, 13.250%, due 03/01/2010 (g) ...............................................       334,900
   510,000   Nextel Communications, Inc., 9.950%, due 02/15/2008 (g) ..............................................       535,500
   620,000   Nextel Partners, Inc., 8.125%, due 07/01/2011, (b) Cost--$620,000; Acquired--06/16/2003...............       621,550
 2,795,000   Qwest Capital Funding, 7.250%, due 02/15/2011 (g) ....................................................     2,305,875
   965,000   Sprint Capital Corp., 8.375%, due 03/15/2012 (g) .....................................................     1,157,632
   245,000   Triton PCS, Inc., 8.750%, due 11/15/2011 .............................................................       245,613
   485,000   Triton PCS, Inc., 8.500%, due 06/01/2013, (b) Cost--$485,000; Acquired--05/30/2003 ...................       523,800
 1,320,000   Worldcom, Inc., 6.950%, due 08/15/2028 (e)(f) ........................................................       392,700
                                                                                                                      -----------
                                                                                                                        8,093,370
                                                                                                                      -----------
TELEVISION BROADCASTING STATIONS (2.2%)

   525,000   CanWest Media, Inc., 10.625%, due 05/15/2011 (g) .....................................................       601,125
   530,000   CanWest Media, Inc.,  7.625%, due 04/15/2013, (b) Cost--$530,000; Acquired--03/31/2003................       565,775
   365,000   Sinclair Broadcasting Group, 8.000%, due 03/15/2012,
               (b) Cost--$376,138; Acquired--12/17/2002 and 04/10/2003 ............................................       391,462
                                                                                                                      -----------
                                                                                                                        1,558,362
                                                                                                                      -----------
TRANSPORTATION BY AIR (0.4%)

 1,030,000   US Airways, Inc., 9.820%, due 01/01/2013 (e)(f)(g) ...................................................       255,672
                                                                                                                      -----------

TRANSPORTATION EQUIPMENT (3.8%)

   630,000   Dana Corp., 9.000%, due 08/15/2011....................................................................       685,125
   320,000   General Motors Corp., 7.125%, due 07/15/2013..........................................................       318,742
   640,000   General Motors Corp., 8.375%, due 07/15/2033..........................................................       628,602
   645,000   United Components, Inc., 9.375%, due 06/15/2013,
               (b) Cost--$656,600; Acquired--06/06/2003 and 06/09/2003.............................................       672,412
   320,000   Vought Aircraft Industries, Inc. , 8.000%, due 07/15/2011, (b) Cost--$320,000; Acquired--06/27/2003...       317,002
                                                                                                                      -----------
                                                                                                                        2,621,883
                                                                                                                      -----------
WATER TRANSPORTATION (1.3%)

   850,000   Royal Carribean Cruises, 8.000%, due 05/15/2010 (g) ..................................................       888,250
                                                                                                                      -----------
WHOLESALE TRADE - DURABLE GOODS (1.4%)

   495,000   TRW Automotive, Inc., 9.375%, due 02/15/2013, (b) Cost--$495,000; Acquired--02/06/2003 (g)............       539,550
   420,000   TRW Automotive, Inc., 11.000%, due 02/15/2013, (b) Cost--$420,000; Acquired--02/06/2003...............       459,900
                                                                                                                      -----------
                                                                                                                          999,450
                                                                                                                      -----------
             TOTAL CORPORATE BONDS (COST $78,611,685)..............................................................    85,402,357
                                                                                                                      -----------
COMMON STOCK (0.2% OF NET ASSETS) (a)

INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (0.2%)

    23,861   Dictaphone Corp. (f) .................................................................................       101,409
                                                                                                                      -----------
             TOTAL COMMON STOCK (COST $1,616,369)..................................................................       101,409
                                                                                                                      -----------



   The accompanying notes are an integral part of these financial statements.

                                                              2003 Annual Report
--------------------------------------------------------------------------------
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003

    SHARES OR
 PRINCIPAL AMOUNT                                                                                                        VALUE
-----------------                                                                                                        -----
PREFERRED STOCK (7.2% OF NET ASSETS) (a)

APPAREL AND OTHER FINISHED PRODUCTS (0.6%)

    16,291   Tommy Hilfiger USA, Inc., 9.000%......................................................................   $   407,764
                                                                                                                      -----------
CABLE AND OTHER PAY TELEVISION SERVICES (0.9%)

     6,250   CSC Holdings, Inc., 11.125% (g).......................................................................       642,188
                                                                                                                      -----------
COMMUNICATION SERVICES (2.3%)

     1,467   Crown Castle International Corp., PIK (d), 12.750% (g)................................................     1,610,170
                                                                                                                      -----------
RADIO AND TELEVISION BROADCASTING STATIONS (0.4%)

     2,305   Sinclair Capital, 11.625%.............................................................................       243,177
                                                                                                                      -----------
TELEPHONE COMMUNICATIONS (3.0%)  ...

     1,971   Nextel Communications, Inc., Series D, 13.000% (g)....................................................     2,096,651
                                                                                                                      -----------
             TOTAL PREFERRED STOCK (COST $4,014,476)...............................................................     4,999,950
                                                                                                                      -----------
WARRANTS (0.0%) (a)

CHEMICALS AND ALLIED PRODUCTS (0.0%)

       690   Solutia, Inc., expire 7/15/2009 (f)(g)................................................................           345
                                                                                                                      -----------
INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (0.0%)

    21,541   Dictaphone Corp., expire 03/28/2006 (f)...............................................................         1,077
                                                                                                                      -----------
             TOTAL WARRANTS (COST $0).............................................................................          1,422
                                                                                                                      -----------
SHORT-TERM OBLIGATIONS (8.9% OF NET ASSETS)

 1,205,926   RBB Sansom Street Fund Money Market Portfolio.........................................................     1,205,926
 5,007,994   Temporary Investment Fund, Inc. ......................................................................     5,007,994
                                                                                                                      -----------
             TOTAL SHORT-TERM INVESTMENTS (COST $6,213,920)........................................................     6,213,920
                                                                                                                      -----------
             TOTAL INVESTMENTS (138.7% OF NET ASSETS) (COST $90,456,450) (i) ......................................   $96,719,058
                                                                                                                      -----------
             LIABILITIES, LESS OTHER ASSETS (-38.7% OF NET ASSETS).................................................   (26,964,209)
                                                                                                                      -----------
             TOTAL NET ASSETS (100.0%).............................................................................   $69,754,849
                                                                                                                      ===========


----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Restricted under Rule 144A of the Securities Act of 1933.

(c) STEP -- Bonds where the coupon increases or steps up at a predetermined rate.

(d)  PIK -- Payment in kind.

(e)  Security in default.

(f)  Non-income producing security.

(g) All or a portion of these securities were included in a pledge account (see footnote 6).

(h)  Zero Coupon -- Bonds that make no interest payments.

(i)  Aggregate cost for Federal income tax purposes is $90,668,088.

     The aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes is as follows:

       Excess of market value over tax cost .....  $  9,465,350
       Excess of tax cost over market value .....    (3,414,380)
                                                   ------------
                                                   $  6,050,970
                                                   ------------



   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                          CONSECO STRATEGIC INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003

--------------------------------------------------------------------------------

 Assets:

      Investments at cost.......................................................................     $ 90,456,450
                                                                                                     ------------
      Investments at value......................................................................     $ 96,719,058
      Receivable for securities sold............................................................          973,152
      Interest receivable.......................................................................        1,569,257
      Dividends receivable......................................................................           17,383
      Other assets..............................................................................           13,070
                                                                                                     ------------
          Total assets..........................................................................       99,291,920
                                                                                                     ============

Liabilities and net assets:
      Payable to Conseco, Inc. and subsidiaries.................................................           78,569
      Accrued expenses..........................................................................           76,777
      Distribution payable......................................................................          420,447
      Interest payable..........................................................................           43,054
      Payables for securities purchased.........................................................        2,869,030
      Line of credit payable....................................................................       26,049,194
                                                                                                     ------------
          Total liabilities.....................................................................       29,537,071
                                                                                                     ------------
          Net assets............................................................................     $ 69,754,849
                                                                                                     ============

Net assets consist of:
      Capital stock, $0.001 par value (unlimited shares of beneficial interest authorized)......           $6,837
      Paid-in capital...........................................................................     $101,169,525
      Undistributed net investment income.......................................................          106,649
      Accumulated net realized loss on investments..............................................      (37,790,770)
      Net unrealized appreciation on investments................................................        6,262,608
                                                                                                     ------------
          Net assets............................................................................     $ 69,754,849
                                                                                                     ============

Shares outstanding..............................................................................        6,836,532
Net asset value per share.......................................................................     $      10.20
                                                                                                     ============



   The accompanying notes are an integral part of these financial statements.

                                                              2003 Annual Report
--------------------------------------------------------------------------------
                          CONSECO STRATEGIC INCOME FUND
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2003

--------------------------------------------------------------------------------

Investment Income:

      Interest..................................................................................     $  7,736,082
      Dividends.................................................................................          474,765
                                                                                                     ------------
          Total investment income...............................................................        8,210,847
                                                                                                     ============

Expenses:

      Investment advisory fees..................................................................          718,419
      Administration fees.......................................................................           89,998
      Shareholders service fees.................................................................           79,824
      Trustees' fees............................................................................           70,250
      Audit fees................................................................................           50,128
      Transfer agent fees.......................................................................           38,747
      Registration and filing fees..............................................................           25,123
      Reports - printing........................................................................           17,402
      Custodian fees............................................................................           15,284
      Legal fees................................................................................           14,077
      Other.....................................................................................           21,195
                                                                                                     ------------
          Total expenses before interest expense................................................        1,140,447
                                                                                                     ============

      Interest expense..........................................................................          493,062
                                                                                                     ------------
          Total expenses........................................................................        1,633,509
                                                                                                     ------------
          Net investment income.................................................................        6,577,338
                                                                                                     ============

Net realized and unrealized gains (losses) on investments:

          Net realized losses on sales of investments...........................................       (3,080,322)
                                                                                                     ------------
          Net change in unrealized appreciation of investments..................................       19,318,780
                                                                                                     ------------
      Net realized and unrealized gains on investments..........................................       16,238,458
                                                                                                     ------------
Net increase in net assets from operations......................................................     $ 22,815,796
                                                                                                     ============



   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                          CONSECO STRATEGIC INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE           FOR THE
                                                                                YEAR ENDED        YEAR ENDED
                                                                               JUNE 30, 2003     JUNE 30, 2002
                                                                               -------------    --------------

Operations:
      Net investment income .................................................   $  6,577,338    $  6,861,556
      Net realized losses on sales of investments ...........................     (3,080,322)     (5,487,701)
      Net change in unrealized appreciation or depreciation of investments ..     19,318,780      (4,519,182)
                                                                                ------------    ------------
          Net increase (decrease) from operations ...........................     22,815,796      (3,145,327)
                                                                                ------------    ------------

Distributions to shareholders:
      Net investment income .................................................     (6,457,299)     (6,876,164)
                                                                                ------------    ------------
          Net decrease from distributions ...................................     (6,457,299)     (6,876,164)
                                                                                ------------    ------------

Capital Share Transactions:
      Reinvestment of distributions

          (including $10,392 and $10,220 paid to Conseco, Inc., respectively)        226,364         438,450
                                                                                ------------    ------------
          Net increase from capital share transactions ......................        226,364         438,450
                                                                                ------------    ------------

          Total increase (decrease) in net assets ...........................     16,584,861      (9,583,041)
                                                                                ------------    ------------

Net assets:
      Beginning of year .....................................................     53,169,988      62,753,029
      End of year ...........................................................   $ 69,754,849    $ 53,169,988
                                                                                ============    ============

Share data:
      Reinvestment of distributions .........................................         26,371          49,124
                                                                                ------------    ------------
          Net increase ......................................................         26,371          49,124
                                                                                ------------    ------------

Shares outstanding:
      Beginning of year .....................................................      6,810,161       6,761,037
      End of year ...........................................................      6,836,532       6,810,161
                                                                                ------------    ------------



   The accompanying notes are an integral part of these financial statements.

                                                              2003 Annual Report
--------------------------------------------------------------------------------
                          CONSECO STRATEGIC INCOME FUND
                              FINANCIAL HIGHLIGHTS

                                                              FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                                            YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                                             JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                               2003          2002          2001          2000        1999 (g)
                                                            ----------    ----------    ----------    ----------   -------------

Net asset value per share, beginning of period ..........   $   7.81       $  9.28       $ 11.15       $  13.04       $  14.88(a)

Income from investment operations (b):

     Net investment income ..............................       0.96          1.01          1.11           1.40           1.29
     Net realized gains (losses) and change in unrealized
       appreciation or depreciation on investments ......       2.38         (1.47)        (1.89)         (1.87)         (1.84)
                                                            --------       -------       -------       --------       --------
         Net increase (decrease) from operations ........       3.34         (0.46)        (0.78)         (0.47)         (0.55)
                                                            --------       -------       -------       --------       --------

Distributions:

     Net investment income ..............................      (0.95)        (1.01)        (1.09)         (1.42)         (1.29)
                                                            --------       -------       -------       --------       --------
         Net decrease from distributions ................      (0.95)        (1.01)        (1.09)         (1.42)         (1.29)
                                                            --------       -------       -------       --------       --------

Net asset value per share, end of period ................   $  10.20       $  7.81       $  9.28       $  11.15       $  13.04
                                                            ========       =======       =======       ========       ========

Per share market value, end of period ...................   $10.1700       $7.8200       $9.5100       $10.3125       $12.9375
                                                            ========       =======       =======       ========       ========

Total return (c) (d) ....................................      45.80%        (7.60%)        3.39%         (9.44%)        (5.06%)
                                                            ========       =======       =======       ========       ========

Ratios/supplemental data:
     Net assets (dollars in thousands),
       end of period ....................................   $ 69,755       $53,170       $62,753       $ 75,255       $ 87,825

     Ratios of expenses to average
       net assets (e) ...................................       2.84%         3.13%         4.04%          3.80%          2.74%

     Ratios of operating expenses to average
       net assets (f) (e) ...............................       1.98%         1.93%         1.80%          1.64%          1.59%

     Ratios of net investment income to
       average net assets (e) ...........................      11.43%        11.47%        10.95%         11.48%         10.24%

     Portfolio turnover (d) .............................     111.69%       247.73%       213.80%        118.92%        129.87%


----------
(a) Initial public offering price of $15.00 per share less offering costs of $0.12 per share.

(b) Per share amounts presented are based on an average of monthly shares outstanding throughout the period indicated.

(c) Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported except for the period ended June 30, 1999, total return is based on a beginning of period price of $14.88 (initial offering price of $15.00 less offering costs of $0.12 per share). Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.

(d)  Not annualized for periods of less than one year.

(e)  Annualized for periods of less than one year.

(f)  Excluding interest expense.

(g) For the period July 31, 1998 (commencement of operations) through June 30, 1999.



   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                          CONSECO STRATEGIC INCOME FUND
                             STATEMENT OF CASH FLOWS

                                                                                FOR THE           FOR THE
                                                                              YEAR ENDED        YEAR ENDED
                                                                             JUNE 30, 2003     JUNE 30, 2002
                                                                             -------------    --------------

CASH FLOWS FROM OPERATING ACTIVITIES:
      Investment income ..................................................   $   6,776,691    $   7,327,093
      Interest expense paid ..............................................        (498,308)        (756,421)
      Operating expenses paid ............................................      (1,078,182)      (1,156,115)
                                                                             -------------    -------------
          Net cash provided by operating activities ......................       5,200,201        5,414,557
                                                                             -------------    -------------

CASH FLOWS FROM INVESTING ACTIVITIES:
      Proceeds from sales of investments .................................      88,527,651      198,862,836
      Purchases of investments ...........................................     (86,349,908)    (196,070,252)
      Net (increase) in short-term investments ...........................      (4,177,915)      (1,347,576)
                                                                             -------------    -------------
          Net cash provided by (used for) investing activities ...........      (2,000,172)       1,445,008
                                                                             -------------    -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Cash distributions paid (net of reinvestment of $226,364
          and $438,450, respectively) ....................................      (6,200,029)      (6,650,581)
      Net increase in loans outstanding ..................................       3,000,000               --
                                                                             -------------    -------------
          Net cash used for financing activities .........................      (3,200,029)      (6,650,581)
                                                                             -------------    -------------
          Net increase in cash ...........................................              --          208,984
          Cash at beginning of year ......................................              --         (208,984)
                                                                             -------------    -------------
          Cash at end of year ............................................   $          --    $          --
                                                                             =============    =============


RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH USED BY
      OPERATING ACTIVITIES:
      Net investment income ..............................................   $   6,577,338    $   6,861,556
      Net decrease in interest and dividends receivable ..................         105,688          425,800
      Net decrease (increase) in other assets ............................             (29)             475
      Net increase (decrease) in payable to Conseco, Inc. and subsidiaries          12,108           (5,665)
      Net increase in accrued expenses ...................................          50,186            6,208
      Net (decrease) in interest payable .................................          (5,246)         (42,856)
      Payment in kind bonds ..............................................        (197,199)        (412,945)
      Accretion and amortization of discounts and premiums ...............      (1,342,645)      (1,418,016)
                                                                             -------------    -------------
          Net cash provided by operating activities ......................   $   5,200,201    $   5,414,557
                                                                             =============    =============



   The accompanying notes are an integral part of these financial statements.

                                                              2003 Annual Report
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003


1. ORGANIZATION

   The Conseco Strategic Income Fund (the "Fund") was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 2, 1998, and commenced operations on July 31, 1998. The Fund is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a closed-end, non-diversified management investment company. At June 30, 2003, Conseco, Inc. ("Conseco") owned 11,685 shares of the Fund's common stock. Conseco is a publicly owned financial services company that, through its subsidiaries and a nationwide network of distributors, provides supplemental health insurance, life insurance and annuities.

   On December 17, 2002, Conseco filed a petition for reorganization under Chapter 11 of Title 11 of the United States Bankruptcy Code. The Fund is a separate legal entity and is not included in the petition filed by Conseco. Therefore, the assets of the Fund are not subject to the claims of the creditors of Conseco.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS,
AND RELATED INVESTMENT INCOME

   Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax reporting purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. The Fund did not hold any investments which are restricted as to resale, except bonds with a cost of $20,192,184 and a market value of $21,313,019, all of which are eligible for resale under Rule 144A of the Securities Act of 1933. These securities represent 30.55% of the net assets of the Fund. These securities may be resold to qualified institutional buyers in transactions exempt from registration.

   Investments are stated at market value in the accompanying financial statements. Values for fixed income and other securities traded in the over-the-counter market are provided by third-party pricing services. Securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Fund securities, which are traded both in the over-the-counter market and on an exchange, are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Board of Trustees. Debt securities purchased with maturities of sixty days or less are valued at amortized cost.

   Investments held by the Fund may be purchased with accrued interest, and the investments owned by the Fund may accrue interest during the period the investment is owned by the Fund. If an investment owned by the Fund experiences a default and has accrued interest from purchase or has recorded accrued interest during the period it is owned, the Fund's policy is to cease interest accruals from the time the investments are traded as "flat" in the market. The Fund evaluates the collectibility of purchased accrued interest and previously recorded interest on an investment-by-investment basis.

DISTRIBUTION OF INCOME AND GAINS

   The Fund intends to distribute monthly to shareholders substantially all of its net investment income and to distribute, at least annually, any net realized capital gains in excess of net realized capital losses (including any capital loss carryovers). However, the Board of Trustees may decide to declare dividends at other intervals.

FEDERAL INCOME TAXES

   For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

   Income and Capital Gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. The tax character of distributions paid during the year ended June 30, 2003 and June 30, 2002 were as follows:

Ordinary income .................................  $  6,426,396
Ordinary income .................................     7,089,031


At June 30, 2003, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Undistributed Ordinary Income ...................  $    528,121
Capital Loss and other loss carryovers ..........   (37,579,132)
                                                   ------------
Accumulated Earnings ............................   (37,051,011)
                                                   ------------
Less: Dividend Payable ..........................      (421,472)
Unrealized Appreciation--Tax ....................     6,050,970
                                                   ------------

Total Accumulated Earnings (Deficit) ............  $(31,421,513)
                                                   ============

   The differences between book and tax basis net unrealized appreciation are primarily attributable to wash sales. The cumulative timing difference for ordinary income is due to the timing of distributions and deferred organization costs. The

--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  JUNE 30, 2003


cumulative timing difference for the capital loss carryover is due to Post October Losses and Wash Sales.

Net Asset Value ................................  $  69,754,849
Paid in Capital ................................   (101,176,362)
                                                  -------------
Net assets (excluding paid in capital) .........  $ (31,421,513)
                                                  =============

   As of June 30, 2003, the Fund had a total capital loss carryover of $34,787,825, which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. The capital loss of $990,224 will expire in 2007, $6,647,128 in 2008, $17,308,696 in 2009, $5,367,863 in 2010 and $4,473,914 in 2011. The Fund's
realized capital losses incurred after October 31, 2002, through June 30, 2003, are deemed to arise on the first business day of the following year. The Fund incurred and elected to defer such realized capital losses of $2,791,307. For the year ended June 30, 2003 dividends of $197,699 paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

EXPENSES

   The Fund pays expenses of Trustees who are not affiliated persons of the Fund or Conseco Capital Management, Inc. (the "Adviser" and "Administrator"), a wholly-owned subsidiary of Conseco. The Fund pays each of its Trustees who is not a Trustee, officer or employee of the Adviser, the Administrator or any affiliate thereof an annual fee of $7,500 plus $1,500 for each Board of Trustees meeting attended. The Board Chairman receives an additional $375 for each meeting attended. The Fund reimburses all Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

   The Adviser serves as the Investment Manager and Administrator to the Fund under the terms of the Investment Management Agreement. The Adviser supervises the Fund's management and investment program, performs a variety of services in connection with management and operation of the Fund and pays all compensation of officers and Trustees of the Fund who are affiliated persons of the Adviser or the Fund. As compensation for its services to the Fund, the Fund has agreed to pay the Adviser a monthly advisory fee equal to an annual rate of 0.90 percent of the value of the average weekly value of the total assets of the Fund less the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the "Managed Assets"). The total fees incurred for such services for the year ended June 30, 2003 were $718,419.

SHAREHOLDER SERVICING AGREEMENT

   Conseco Services, LLC, a wholly-owned subsidiary of Conseco, acts as the Shareholder Servicing Agent to the Fund under the Shareholder Service Agreement. As compensation for its services, the Fund has agreed to pay Conseco Services, LLC a monthly shareholder servicing fee equal to an annual rate of 0.10 percent of the Managed Assets. The total fees incurred for such services for the year ended June 30, 2003 were $79,824.

4. ADMINISTRATION AGREEMENT

   The Fund contracted for certain administration services with PFPC, Inc. ("PFPC"). For its services, PFPC receives a monthly fee equal to an annual rate of 0.105 percent of the first $250 million of average weekly net assets; 0.080 percent of the next $250 million of average weekly net assets; 0.055 percent of the next $250 million of average weekly net assets; and 0.035 percent of average weekly net assets in excess of $750 million, subject to a minimum monthly charge of $7,500. The total fees incurred for such services for the year ended June 30, 2003 were $89,998.

5. PORTFOLIO ACTIVITY

   Purchases  and  sales  of   securities  other  than  short-term   obligations
aggregated $83,043,766 and $87,698,612, respectively, for the year ended June 30, 2003.

6. INDEBTEDNESS

   The Fund expects to utilize financial leverage through borrowings, including the issuance of debt securities, preferred shares or through other transactions, such as reverse repurchase agreements, which have the effect of financial leverage. There can be no assurance that a leveraging strategy will be successful during any period in which it is used. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for the shareholders, including the likelihood of greater volatility of net asset value and market price of the shares, and the risk of fluctuations in interest rates on borrowings.

                                                              2003 Annual Report
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  JUNE 30, 2003


LOAN AGREEMENT

   The Fund entered into a secured Loan and Pledge Agreement with Custodial Trust Company (the "Agreement") on October 4, 2000. The Agreement is callable on demand. Under the Agreement, the aggregate amount of the loans outstanding may not exceed 33 1/3 percent of total assets (including the amount obtained through leverage). Borrowings bear interest at the Federal Funds Rate plus a margin of
0.75 percent. Interest payments are made monthly. Advances made under the Agreement are due and payable on demand. The Fund shall maintain a pledge account which gives the Custodial Trust Company as pledgee effective control over the Fund assets with a collateral value greater than the sum of the outstanding aggregate principal amount of the loans and the interest accrued thereon. The Fund is required to maintain asset coverage, as defined in the Agreement, of at least 3:1. Portfolio securities with an aggregate value of $56,284,185 were included in the pledge account at June 30, 2003. The Fund was in compliance with the terms of the agreement at June 30, 2003.

   Borrowings at June 30, 2003 totaled $26 million and the interest rate on such borrowings was 2.13 percent.

Average daily balance of loans
  outstanding during the year
  ended June 30, 2003 ..........................  $22,238,235
Weighted average interest rate for
  the period ...................................         2.22%

Maximum amount of loans outstanding
  at any month-end during the year
  ended June 30, 2003 ..........................  $26,049,194
Percentage of total assets at
  June 30, 2003 ................................        26.23%

Amount of loans outstanding at
  June 30, 2003 ................................  $26,049,194
Percentage of total assets at
  June 30, 2003 ................................        26.23%

--------------------------------------------------------------------------------
AUTOMATIC DIVIDEND REINVESTMENT PLAN
(UNAUDITED)

   Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "DRIP"), unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested in additional shares by PFPC, Inc. ("PFPC"), as agent for shareholders in administering the DRIP (the "DRIP Agent"). Shareholders who elect not to participate in the DRIP will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC as dividend disbursing agent. DRIP participants may elect not to participate in the DRIP and to receive all dividends and capital gain distributions in cash by sending written instructions to PFPC, as dividend disbursing agent, at the address set forth below. Participation in the DRIP is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the DRIP Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

   Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as "dividends") payable either in shares or in cash, non-participants in the DRIP will receive cash and participants in the DRIP will receive the equivalent in shares. The shares will be acquired by the DRIP Agent or an independent broker-dealer for the participants' accounts, depending upon the circumstances described below, either: (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares"); or (ii) by purchase of outstanding shares on the open market ("open market purchases") on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the DRIP Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value thereof (such condition being referred to herein as "market discount"), the DRIP Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

   In the event of a market discount on the dividend payment date, the DRIP Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but no more than 30 days after the dividend payment date, to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the DRIP Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the DRIP Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the DRIP provides that if the DRIP Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the DRIP Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the market discount shifts to a market premium.

   The DRIP Agent maintains all shareholders' accounts in the DRIP and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each DRIP partici- pant will be held on his or her behalf by the DRIP Agent on behalf of the DRIP participant, and each shareholder proxy will include those shares purchased or received pursuant to the DRIP. The DRIP Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the DRIP in accordance with the instructions of the participants.

   In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the DRIP Agent will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the DRIP.

   There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the DRIP Agents open-market purchases in connection with the reinvestment of dividends.

   The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on the dividends.

   Shareholders participating in the DRIP may receive benefits not available to shareholders not participating in the DRIP.

   If the market price (plus commissions) of the Fund's shares is above their net asset value, participants of the DRIP will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater

                                                              2003 Annual Report
--------------------------------------------------------------------------------
AUTOMATIC DIVIDEND REINVESTMENT PLAN
(UNAUDITED)--(CONTINUED)


than the value of any cash distribution they would have received on their shares. If the market price (plus commissions) is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, because the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

   Experience under the DRIP may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants in the DRIP, however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

   All correspondence concerning the DRIP should be directed to the DRIP Agent at PFPC, Inc., PO Box 43027, Providence, RI 02940-3027.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS



To the Board of Trustees and Shareholders of the Conseco Strategic Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Conseco Strategic Income Fund (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets and the results of its cash flows for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Indianapolis, Indiana

August 15, 2003

                                                              2003 Annual Report
--------------------------------------------------------------------------------

   NAME, ADDRESS                       POSITION HELD                               PRINCIPAL OCCUPATION(S)
      AND AGE                           WITH TRUST                                   DURING PAST 5 YEARS
   -------------                       ------------                                 ---------------------

William P. Daves, Jr. (77)          Chairman of the           Consultant to insurance and healthcare industries. Director,
11825 N. Pennsylvania St.           Board, Trustee            Chairman and Chief Executive Officer, FFG Insurance Co.
Carmel, IN 46032                    Since July 1998           Chairman of the Board and Trustee of other mutual funds
                                                              managed by the Adviser.

Maxwell E. Bublitz* (47)            President and             Chartered Financial Analyst. CEO, President and Director,
11825 N. Pennsylvania St.           Trustee                   Adviser. Senior Vice President, Investments of Conseco, Inc.
Carmel, IN 46032                    Since July 1998           President and Trustee of other mutual funds managed by the
                                                              Adviser.

Gregory J. Hahn* (42)               Vice President for        Chartered Financial Analyst. Senior Vice President, Adviser.
11825 N. Pennsylvania St.           Investments and           Trustee and portfolio manager of other mutual funds managed
Carmel, IN 46032                    Trustee                   by the Adviser.
                                    Since July 1998

Harold W. Hartley (79)              Trustee                   Chartered Financial Analyst. Director, Ennis Business Forms,
11825 N. Pennsylvania St.           Since July 1998           Inc. Retired, Executive Vice President, Tenneco Financial
Carmel, IN 46032                                              Services, Inc. Trustee of other mutual funds managed by the
                                                              Adviser.

Dr. R. Jan LeCroy (71)              Trustee                   Director, Southwest Securities Group, Inc. Retired, President,
11825 N. Pennsylvania St.           Since July 1998           Dallas Citizens Council. Trustee of other mutual funds managed
Carmel, IN 46032                                              by the Adviser.

Dr. Jess H. Parrish (75)            Trustee                   Higher Education Consultant.  Former President, Midland
11825 N. Pennsylvania St.           Since July 1998           College Trustee of other mutual funds managed by the Adviser.
Carmel, IN 46032

David N. Walthall (57)              Trustee                   Principal, Walthall Asset Management. Former President,
11825 N. Pennsylvania St.           Since December 1998       Chief Executive Officer and Director of Lyrick Corporation.
Carmel, IN 46032                                              Formerly, President and CEO, Heritage Media Corporation.
                                                              Formerly, Director, Eagle National Bank. Trustee of other
                                                              mutual funds managed by the Adviser.



----------
* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.

  All Trustees oversee the 17 Portfolios that make up the total fund complex including Conseco Strategic Income Fund, Conseco Fund Group, Conseco Series Trust and Conseco StockCar Stocks Mutual Fund, Inc.

  Each Trustee serves until the expiration of the term of his designated class and until his successor is elected and qualified, or until his death or resignation, or removal as provided in the Fund's by-laws or charter or statute.

--------------------------------------------------------------------------------



INVESTMENT ADVISER

   Conseco Capital Management, Inc.
   Carmel, IN


TRANSFER AGENT

   PFPC, Inc.
   Wilmington, DE


INDEPENDENT AUDITORS

   PricewaterhouseCoopers LLP
   Indianapolis, IN


CUSTODIAN

   PFPC Trust Company
   Philadelphia, PA


LEGAL COUNSEL

   Kirkpatrick & Lockhart LLP
   Washington, DC

                          CONSECO STRATEGIC INCOME FUND

                11815 North Pennsylvania Street, Carmel, IN 46032

                                  800-852-4750

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.



                          CONSECO STRATEGIC INCOME FUND

                               PROXY VOTING POLICY

I.    Statement of Policy

         It shall be the policy of Conseco Strategic Income Fund (the "Fund") to delegate the authority and responsibility to vote proxies related to portfolio securities to its investment adviser, Conseco Capital Management, Inc. (the "Adviser"). Accordingly, the Board of Trustees of the Fund has authorized the proxy voting policies and procedures of the Adviser ("Proxy Voting Procedures") as the proxy voting policies and procedures that will be used by or on behalf of the Fund when exercising voting authority on behalf of the Fund.

II.   Standard

         The Adviser shall vote proxies related to portfolio securities of the Fund in the best interests of the Fund and its shareholders.

III.  Review of Proxy Voting Procedures

         The Board of Trustees of the Fund shall periodically review the Proxy Voting Procedures presented by the Adviser to determine the following:

         A. The Proxy Voting Procedures promote the voting of proxies in a manner that is consistent with the standard set forth in Section II above.

         B. The Proxy Voting Procedures provide for the voting of proxies in a manner that is consistent with the standard set forth in
                Section II above in situations where a proxy vote presents a conflict between the interests of the shareholders of the Fund, on the one hand, and those of the Adviser or any affiliated person of the Adviser, on the other.

         The Adviser shall provide a written report to the Fund's Board of Trustees regarding any proxy voted where a conflict of interest (as set forth above) was identified, EXCEPT in circumstances where:

         (i) the Adviser and/or the Fund engaged an independent third party to provide a recommendation on how to vote such proxy;

         (ii) the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party; and

         (iii) the instructions to the independent third party with respect to the proxy voted were consistent with the standard set forth in
                Section II above.

The Adviser shall provide such report at the next regularly scheduled meeting of the Board.

         The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.

IV.   Disclosure

         The following disclosure shall be provided:

         A. The Adviser shall make available its proxy voting records in respect of the Fund, for inclusion in the Fund's Form N-PX.

         B. The Fund's administrator, Conseco Services LLC (the "Administrator"), shall cause the Trust to include the proxy voting policies and procedures required in the Fund's annual filing on Form N-CSR.

         C. The Administrator shall cause the Fund's shareholder reports to include a statement that a copy of these policies and procedures is available upon request (i) by calling a toll-free number and
                (ii) on the SEC's website.

         D. The Administrator shall cause the Fund's annual and semi-annual reports to include a statement that information is available regarding how the Fund voted proxies during the most recent twelve-month period (i) without charge, upon request, by calling a toll-free number and (ii) on the SEC's website.

Adopted effective as of July 1, 2003.


ITEM 8. [RESERVED]



ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 10. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant)        CONSECO STRATEGIC INCOME FUND
              ------------------------------------------------------------------


By (Signature and Title)   /s/ Maxwell E. Bublitz
                        --------------------------------------------------------
                           Maxwell E. Bublitz, President
                           (principal executive officer)


Date     SEPTEMBER 4, 2003
    ------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Maxwell E. Bublitz
                        --------------------------------------------------------
                           Maxwell E. Bublitz, President
                           (principal executive officer)


Date     SEPTEMBER 4, 2003
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By (Signature and Title)   /s/ Audrey L. Kurzawa
                        --------------------------------------------------------
                           Audrey L. Kurzawa, Treasurer
                           (principal financial officer)


Date     SEPTEMBER 4, 2003
    ------------------------------------------------------------